DERIVATIVE INSTRUMENTS (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS (₪)
Outstanding forward exchange contracts	$ 31,686		$ 29,987
Gain recognized in other comprehensive Income	$ 163
Forward exchange contract remaining maturity	1 year
Israel, New Shekels
Outstanding forward exchange contracts | ₪		₪ 122,407		₪ 116,942